Investments and Fair Value Measurements (Details 1) (USD $)			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Government securities [Member]	Sep. 30, 2012 Government securities [Member] Cash and cash equivalents [Member]	Dec. 31, 2011 Government securities [Member] Investments (short-term) [Member]	Dec. 31, 2011 Government securities [Member] Due within one year [Member]	Dec. 31, 2011 Certificates of deposit [Member]	Sep. 30, 2012 Certificates of deposit [Member] Cash and cash equivalents [Member]	Dec. 31, 2011 Certificates of deposit [Member] Investments (short-term) [Member]	Dec. 31, 2011 Certificates of deposit [Member] Due within one year [Member]
Summary of amortized cost, fair value, and weighted average yield of marketable securities and certificates of deposit
Maturity			31 days				89 days
Amortized Cost	$ 1,000,071	$ 3,506,205	$ 500,071		$ 3,506,205	$ 2,975,000	$ 500,000		$ 2,975,000
Fair Value	$ 1,000,183	$ 3,507,640	$ 500,095		$ 3,507,640	$ 2,972,569	$ 500,088		$ 2,972,569
Yield			0.37%		0.60%		0.52%		0.33%